Cover	Jul. 30, 2019
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2019
Entity File Number	0-27754
Entity Registrant Name	Hub Group, Inc.
Entity Central Index Key	0000940942
Entity Tax Identification Number	36-4007085
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 Clearwater Drive
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	630
Local Phone Number	271-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	HUBG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false